UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	6/30/2017

Item 1.	Schedule of Investments

Prudential QMA Stock Index Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.0%
Aerospace & Defense — 2.3%
Arconic, Inc.	22,181	$502,400
Boeing Co. (The)	28,934	5,721,699
General Dynamics Corp.	14,612	2,894,637
L3 Technologies, Inc.	4,200	701,736
Lockheed Martin Corp.	12,856	3,568,954
Northrop Grumman Corp.	8,948	2,297,041
Raytheon Co.	14,944	2,413,157
Rockwell Collins, Inc.	8,363	878,784
Textron, Inc.	13,234	623,321
TransDigm Group, Inc.	2,500	672,175
United Technologies Corp.	38,440	4,693,909

		24,967,813

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	6,500	446,420
Expeditors International of Washington, Inc.	9,000	508,320
FedEx Corp.	12,616	2,741,835
United Parcel Service, Inc. (Class B Stock)	35,500	3,925,945

		7,622,520

Airlines — 0.6%
Alaska Air Group, Inc.	6,500	583,440
American Airlines Group, Inc.	24,700	1,242,904
Delta Air Lines, Inc.	37,200	1,999,128
Southwest Airlines Co.	30,774	1,912,296
United Continental Holdings, Inc.*	14,300	1,076,075

		6,813,843

Auto Components — 0.2%
BorgWarner, Inc.	9,700	410,892
Delphi Automotive PLC	13,700	1,200,805
Goodyear Tire & Rubber Co. (The)	12,871	449,970

		2,061,667

Automobiles — 0.5%
Ford Motor Co.	199,238	2,229,473
General Motors Co.	70,200	2,452,086
Harley-Davidson, Inc.	8,800	475,376

		5,156,935

Banks — 6.3%
Bank of America Corp.	510,495	12,384,609
BB&T Corp.	41,258	1,873,526
Citigroup, Inc.	140,915	9,424,395
Citizens Financial Group, Inc.	25,700	916,976
Comerica, Inc.	9,261	678,276
Fifth Third Bancorp	37,673	977,991
Huntington Bancshares, Inc.	55,429	749,400
JPMorgan Chase & Co.	181,893	16,625,020
KeyCorp	55,735	1,044,474
M&T Bank Corp.	8,100	1,311,795
People’s United Financial, Inc.	16,200	286,092
PNC Financial Services Group, Inc. (The)	24,802	3,097,026
Regions Financial Corp.	60,074	879,483
SunTrust Banks, Inc.	24,683	1,400,020
U.S. Bancorp	80,895	4,200,068
Wells Fargo & Co.	230,216	12,756,268
Zions Bancorporation	9,700	425,927

		69,031,346

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)	8,760	425,736
Coca-Cola Co. (The)	196,864	8,829,350
Constellation Brands, Inc. (Class A Stock)	8,900	1,724,197
Dr. Pepper Snapple Group, Inc.	9,300	847,323
Molson Coors Brewing Co. (Class B Stock)	9,494	819,712
Monster Beverage Corp.*	20,650	1,025,892
PepsiCo, Inc.	73,151	8,448,209

		22,120,419

Biotechnology — 2.9%
AbbVie, Inc.	81,774	5,929,433
Alexion Pharmaceuticals, Inc.*	11,600	1,411,372
Amgen, Inc.	37,846	6,518,217
Biogen, Inc.*	11,070	3,003,955
Celgene Corp.*	39,900	5,181,813
Gilead Sciences, Inc.	66,900	4,735,182
Incyte Corp.*	8,900	1,120,599
Regeneron Pharmaceuticals, Inc.*	3,930	1,930,180
Vertex Pharmaceuticals, Inc.*	12,800	1,649,536

		31,480,287

Building Products — 0.3%
Allegion PLC	4,733	383,941
Fortune Brands Home & Security, Inc.	8,000	521,920
Johnson Controls International PLC	47,487	2,059,036
Masco Corp.	15,926	608,533

		3,573,430

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	3,000	497,580
Ameriprise Financial, Inc.	7,971	1,014,629
Bank of New York Mellon Corp. (The)	53,238	2,716,203
BlackRock, Inc.	6,220	2,627,390
CBOE Holdings, Inc.	4,400	402,160
Charles Schwab Corp. (The)	62,111	2,668,288
CME Group, Inc.	17,600	2,204,224
E*TRADE Financial Corp.*	13,420	510,363
Franklin Resources, Inc.	17,442	781,227
Goldman Sachs Group, Inc. (The)	18,900	4,193,910
Intercontinental Exchange, Inc.	30,640	2,019,789
Invesco Ltd.	19,900	700,281
Moody’s Corp.	8,576	1,043,528
Morgan Stanley	73,136	3,258,940
Nasdaq, Inc.	5,900	421,791
Northern Trust Corp.	11,162	1,085,058
Raymond James Financial, Inc.	6,600	529,452
S&P Global, Inc.	13,200	1,927,068
State Street Corp.	17,962	1,611,730
T. Rowe Price Group, Inc.	12,600	935,046

		31,148,657

Chemicals — 2.1%
Air Products & Chemicals, Inc.	11,132	1,592,544
Albemarle Corp.	5,600	591,024
CF Industries Holdings, Inc.	10,800	301,968
Dow Chemical Co. (The)	57,536	3,628,796

E.I. du Pont de Nemours & Co.	44,644	3,603,217
Eastman Chemical Co.	7,386	620,350
Ecolab, Inc.	13,282	1,763,186
FMC Corp.	6,600	482,130
International Flavors & Fragrances, Inc.	3,875	523,125
LyondellBasell Industries NV (Class A Stock)	17,200	1,451,508
Monsanto Co.	22,484	2,661,206
Mosaic Co. (The)	17,900	408,657
PPG Industries, Inc.	13,048	1,434,758
Praxair, Inc.	14,708	1,949,545
Sherwin-Williams Co. (The)	4,166	1,462,099

		22,474,113

Commercial Services & Supplies — 0.3%
Cintas Corp.	4,500	567,180
Republic Services, Inc.	11,775	750,421
Stericycle, Inc.*	4,600	351,072
Waste Management, Inc.	20,713	1,519,298

		3,187,971

Communications Equipment — 0.9%
Cisco Systems, Inc.	255,944	8,011,047
F5 Networks, Inc.*	3,500	444,710
Harris Corp.	6,350	692,658
Juniper Networks, Inc.	18,900	526,932
Motorola Solutions, Inc.	8,216	712,656

		10,388,003

Construction & Engineering — 0.1%
Fluor Corp.	7,274	333,004
Jacobs Engineering Group, Inc.	5,900	320,901
Quanta Services, Inc.*	6,500	213,980

		867,885

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,300	734,514
Vulcan Materials Co.	6,800	861,424

		1,595,938

Consumer Finance — 0.7%
American Express Co.	38,659	3,256,634
Capital One Financial Corp.	24,566	2,029,643
Discover Financial Services	19,318	1,201,387
Navient Corp.	14,192	236,297
Synchrony Financial	39,365	1,173,864

		7,897,825

Containers & Packaging — 0.3%
Avery Dennison Corp.	4,768	421,348
Ball Corp.	17,728	748,299
International Paper Co.	20,784	1,176,582
Sealed Air Corp.	10,136	453,687
WestRock Co.	12,533	710,120

		3,510,036

Distributors — 0.1%
Genuine Parts Co.	7,699	714,159
LKQ Corp.*	15,300	504,135

		1,218,294

Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,120	312,809

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	97,300	16,479,701
Leucadia National Corp.	15,900	415,944

		16,895,645

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	314,693	11,873,367
CenturyLink, Inc.(a)	26,508	633,011
Level 3 Communications, Inc.*	14,800	877,640
Verizon Communications, Inc.	208,833	9,326,482

		22,710,500

Electric Utilities — 1.9%
Alliant Energy Corp.	11,000	441,870
American Electric Power Co., Inc.	25,191	1,750,019
Duke Energy Corp.	36,139	3,020,859
Edison International	16,862	1,318,440
Entergy Corp.	9,015	692,082
Eversource Energy	16,400	995,644
Exelon Corp.	47,112	1,699,330
FirstEnergy Corp.	21,577	629,185
NextEra Energy, Inc.	23,972	3,359,196
PG&E Corp.	26,253	1,742,412
Pinnacle West Capital Corp.	5,700	485,412
PPL Corp.	34,552	1,335,780
Southern Co. (The)	50,415	2,413,870
Xcel Energy, Inc.	25,983	1,192,100

		21,076,199

Electrical Equipment — 0.6%
Acuity Brands, Inc.	2,400	487,872
AMETEK, Inc.	11,700	708,669
Eaton Corp. PLC	23,093	1,797,328
Emerson Electric Co.	32,650	1,946,593
Rockwell Automation, Inc.	6,763	1,095,336

		6,035,798

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	15,900	1,173,738
Corning, Inc.	45,797	1,376,200
FLIR Systems, Inc.	6,300	218,358
TE Connectivity Ltd.	18,100	1,424,108

		4,192,404

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	21,445	1,168,967
Halliburton Co.	42,922	1,833,199
Helmerich & Payne, Inc.(a)	5,700	309,738
National Oilwell Varco, Inc.	18,100	596,214
Schlumberger Ltd.	70,972	4,672,796
TechnipFMC PLC (United Kingdom)*	22,500	612,000
Transocean Ltd.*(a)	18,800	154,724

		9,347,638

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	4,200	505,974
American Tower Corp.	21,800	2,884,576
Apartment Investment & Management Co. (Class A Stock)	8,180	351,494

AvalonBay Communities, Inc.	7,111	1,366,521
Boston Properties, Inc.	8,000	984,160
Crown Castle International Corp.	18,800	1,883,384
Digital Realty Trust, Inc.	8,400	948,780
Equinix, Inc.	3,986	1,710,632
Equity Residential	18,800	1,237,604
Essex Property Trust, Inc.	3,500	900,445
Extra Space Storage, Inc.	6,600	514,800
Federal Realty Investment Trust	3,900	492,921
GGP, Inc.	28,200	664,392
HCP, Inc.	23,400	747,864
Host Hotels & Resorts, Inc.	36,736	671,167
Iron Mountain, Inc.	12,105	415,928
Kimco Realty Corp.	21,100	387,185
Macerich Co. (The)	6,000	348,360
Mid-America Apartment Communities, Inc.	5,800	611,204
Prologis, Inc.	26,937	1,579,586
Public Storage	7,700	1,605,681
Realty Income Corp.	13,600	750,448
Regency Centers Corp.	7,200	451,008
Simon Property Group, Inc.	15,989	2,586,381
SL Green Realty Corp.	5,400	571,320
UDR, Inc.	13,700	533,889
Ventas, Inc.	18,333	1,273,777
Vornado Realty Trust	8,884	834,207
Welltower, Inc.	19,000	1,422,150
Weyerhaeuser Co.	38,439	1,287,706

		30,523,544

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	22,508	3,599,704
CVS Health Corp.	52,099	4,191,886
Kroger Co. (The)	46,668	1,088,298
Sysco Corp.	24,680	1,242,144
Wal-Mart Stores, Inc.	75,626	5,723,376
Walgreens Boots Alliance, Inc.	43,878	3,436,086
Whole Foods Market, Inc.	16,300	686,393

		19,967,887

Food Products — 1.3%
Archer-Daniels-Midland Co.	28,959	1,198,323
Campbell Soup Co.	9,847	513,521
Conagra Brands, Inc.	19,843	709,586
General Mills, Inc.	29,544	1,636,738
Hershey Co. (The)	7,416	796,256
Hormel Foods Corp.	13,700	467,307
J.M. Smucker Co. (The)	6,100	721,813
Kellogg Co.	13,070	907,842
Kraft Heinz Co. (The)	30,555	2,616,730
McCormick & Co., Inc.	6,100	594,811
Mondelez International, Inc. (Class A Stock)	77,166	3,332,800
Tyson Foods, Inc. (Class A Stock)	14,800	926,924

		14,422,651

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	88,613	4,307,478
Align Technology, Inc.*	3,300	495,396
Baxter International, Inc.	24,974	1,511,926
Becton, Dickinson and Co.	11,681	2,279,080
Boston Scientific Corp.*	69,972	1,939,624

C.R. Bard, Inc.	3,812	1,205,011
Cooper Cos., Inc. (The)	2,600	622,492
Danaher Corp.	31,600	2,666,724
DENTSPLY SIRONA, Inc.	11,800	765,112
Edwards Lifesciences Corp.*	10,800	1,276,992
Hologic, Inc.*	13,900	630,782
IDEXX Laboratories, Inc.*	4,500	726,390
Intuitive Surgical, Inc.*	1,970	1,842,679
Medtronic PLC	70,315	6,240,456
Stryker Corp.	16,100	2,234,358
Varian Medical Systems, Inc.*	4,800	495,312
Zimmer Biomet Holdings, Inc.	10,511	1,349,613

		30,589,425

Health Care Providers & Services — 2.8%
Aetna, Inc.	17,044	2,587,791
AmerisourceBergen Corp.	8,600	812,958
Anthem, Inc.	13,800	2,596,194
Cardinal Health, Inc.	15,973	1,244,616
Centene Corp.*	9,100	726,908
Cigna Corp.	13,291	2,224,780
DaVita, Inc.*	7,700	498,652
Envision Healthcare Corp.*	6,300	394,821
Express Scripts Holding Co.*	30,270	1,932,437
HCA Healthcare, Inc.*	14,900	1,299,280
Henry Schein, Inc.*	4,100	750,382
Humana, Inc.	7,510	1,807,056
Laboratory Corp. of America Holdings*	5,300	816,942
McKesson Corp.	11,026	1,814,218
Patterson Cos., Inc.	4,400	206,580
Quest Diagnostics, Inc.	7,200	800,352
UnitedHealth Group, Inc.	49,348	9,150,106
Universal Health Services, Inc. (Class B Stock)	4,800	585,984

		30,250,057

Health Care Technology — 0.1%
Cerner Corp.*	15,200	1,010,344

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	21,700	1,422,869
Chipotle Mexican Grill, Inc.*(a)	1,460	607,506
Darden Restaurants, Inc.	6,353	574,565
Hilton Worldwide Holdings, Inc.	9,500	587,575
Marriott International, Inc. (Class A Stock)	15,810	1,585,901
McDonald’s Corp.	41,730	6,391,367
Royal Caribbean Cruises Ltd.	8,700	950,301
Starbucks Corp.	74,000	4,314,940
Wyndham Worldwide Corp.	5,251	527,253
Wynn Resorts Ltd.	3,900	523,068
Yum! Brands, Inc.	17,064	1,258,641

		18,743,986

Household Durables — 0.5%
D.R. Horton, Inc.	17,300	598,061
Garmin Ltd.	5,400	275,562
Leggett & Platt, Inc.	7,000	367,710
Lennar Corp. (Class A Stock)	9,900	527,868
Mohawk Industries, Inc.*	3,400	821,746
Newell Brands, Inc.	24,927	1,336,586
PulteGroup, Inc.	14,311	351,049

Whirlpool Corp.	3,785	725,281

		5,003,863

Household Products — 1.7%
Church & Dwight Co., Inc.	12,800	664,064
Clorox Co. (The)	6,632	883,648
Colgate-Palmolive Co.	45,360	3,362,537
Kimberly-Clark Corp.	18,116	2,338,957
Procter & Gamble Co. (The)	130,923	11,409,939

		18,659,145

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	31,300	347,743
NRG Energy, Inc.	14,800	254,856

		602,599

Industrial Conglomerates — 2.3%
3M Co.	30,598	6,370,198
General Electric Co.	446,307	12,054,752
Honeywell International, Inc.	39,015	5,200,309
Roper Technologies, Inc.	5,200	1,203,956

		24,829,215

Insurance — 2.7%
Aflac, Inc.	20,400	1,584,672
Allstate Corp. (The)	18,608	1,645,692
American International Group, Inc.	45,101	2,819,715
Aon PLC	13,589	1,806,658
Arthur J Gallagher & Co.	9,400	538,150
Assurant, Inc.	2,900	300,701
Chubb Ltd.	23,923	3,477,926
Cincinnati Financial Corp.	7,607	551,127
Everest Re Group Ltd.	1,400	356,426
Hartford Financial Services Group, Inc. (The)	18,453	970,074
Lincoln National Corp.	11,351	767,101
Loews Corp.	14,017	656,136
Marsh & McLennan Cos., Inc.	26,140	2,037,874
MetLife, Inc.	55,500	3,049,170
Principal Financial Group, Inc.	13,400	858,538
Progressive Corp. (The)	29,216	1,288,133
Prudential Financial, Inc.(ee)	21,950	2,373,673
Torchmark Corp.	5,533	423,274
Travelers Cos., Inc. (The)	14,511	1,836,077
Unum Group	11,726	546,783
Willis Towers Watson PLC	6,700	974,582
XL Group Ltd. (Bermuda)	13,200	578,160

		29,440,642

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	20,380	19,727,840
Expedia, Inc.	6,300	938,385
Netflix, Inc.*	22,200	3,316,902
Priceline Group, Inc. (The)*	2,570	4,807,236
TripAdvisor, Inc.*	5,400	206,280

		28,996,643

Internet Software & Services — 4.5%
Akamai Technologies, Inc.*	8,900	443,309
Alphabet, Inc. (Class A Stock)*	15,300	14,224,104
Alphabet, Inc. (Class C Stock)*	15,362	13,959,910

eBay, Inc.*	51,300	1,791,396
Facebook, Inc. (Class A Stock)*	121,000	18,268,580
VeriSign, Inc.*(a)	4,800	446,208

		49,133,507

IT Services — 3.7%
Accenture PLC (Class A Stock)	31,900	3,945,392
Alliance Data Systems Corp.	2,890	741,834
Automatic Data Processing, Inc.	23,078	2,364,572
Cognizant Technology Solutions Corp. (Class A Stock)	30,000	1,992,000
CSRA, Inc.	7,251	230,219
DXC Technology Co.	14,659	1,124,638
Fidelity National Information Services, Inc.	17,100	1,460,340
Fiserv, Inc.*	11,100	1,357,974
Gartner, Inc.*	4,300	531,093
Global Payments, Inc.	7,700	695,464
International Business Machines Corp.	43,834	6,742,984
Mastercard, Inc. (Class A Stock)	48,000	5,829,600
Paychex, Inc.	16,625	946,627
PayPal Holdings, Inc.*	57,000	3,059,190
Total System Services, Inc.	8,371	487,611
Visa, Inc. (Class A Stock)	94,520	8,864,086
Western Union Co. (The)	23,252	442,951

		40,816,575

Leisure Products — 0.1%
Hasbro, Inc.	5,954	663,931
Mattel, Inc.	17,013	366,290

		1,030,221

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	16,698	990,358
Illumina, Inc.*	7,700	1,336,104
Mettler-Toledo International, Inc.*	1,400	823,956
PerkinElmer, Inc.	5,770	393,168
Thermo Fisher Scientific, Inc.	20,202	3,524,643
Waters Corp.*	4,100	753,744

		7,821,973

Machinery — 1.5%
Caterpillar, Inc.	30,156	3,240,564
Cummins, Inc.	8,116	1,316,578
Deere & Co.	15,280	1,888,455
Dover Corp.	7,862	630,690
Flowserve Corp.	6,900	320,367
Fortive Corp.	15,250	966,087
Illinois Tool Works, Inc.	15,936	2,282,832
Ingersoll-Rand PLC	13,300	1,215,487
PACCAR, Inc.	17,764	1,173,135
Parker-Hannifin Corp.	7,038	1,124,813
Pentair PLC (United Kingdom)	8,546	568,651
Snap-on, Inc.	2,942	464,836
Stanley Black & Decker, Inc.	7,988	1,124,151
Xylem, Inc.	9,300	515,499

		16,832,145

Media — 2.9%
CBS Corp. (Class B Stock)	19,076	1,216,667
Charter Communications, Inc. (Class A Stock)*	11,120	3,745,772
Comcast Corp. (Class A Stock)	243,270	9,468,069

Discovery Communications, Inc. (Class A Stock)*(a)	7,400	191,142
Discovery Communications, Inc. (Class C Stock)*	9,400	236,974
DISH Network Corp. (Class A Stock)*	11,400	715,464
Interpublic Group of Cos., Inc. (The)	19,388	476,945
News Corp. (Class A Stock)	16,975	232,558
News Corp. (Class B Stock)	2,700	38,205
Omnicom Group, Inc.	11,934	989,329
Scripps Networks Interactive, Inc. (Class A Stock)	5,200	355,212
Time Warner, Inc.	39,874	4,003,748
Twenty-First Century Fox, Inc. (Class A Stock)	53,200	1,507,688
Twenty-First Century Fox, Inc. (Class B Stock)	23,500	654,945
Viacom, Inc. (Class B Stock)	17,076	573,241
Walt Disney Co. (The)	74,513	7,917,006

		32,322,965

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.*	66,892	803,373
Newmont Mining Corp.	26,997	874,433
Nucor Corp.	16,112	932,401

		2,610,207

Multiline Retail — 0.4%
Dollar General Corp.	12,700	915,543
Dollar Tree, Inc.*	11,942	834,984
Kohl’s Corp.	8,300	320,961
Macy’s, Inc.	14,882	345,858
Nordstrom, Inc.(a)	5,800	277,414
Target Corp.	27,882	1,457,950

		4,152,710

Multi-Utilities — 1.0%
Ameren Corp.	12,469	681,680
CenterPoint Energy, Inc.	20,679	566,191
CMS Energy Corp.	14,300	661,375
Consolidated Edison, Inc.	15,451	1,248,750
Dominion Energy, Inc.	32,104	2,460,129
DTE Energy Co.	9,087	961,314
NiSource, Inc.	15,300	388,008
Public Service Enterprise Group, Inc.	25,894	1,113,701
SCANA Corp.	7,200	482,472
Sempra Energy	12,898	1,454,249
WEC Energy Group, Inc.	15,933	977,968

		10,995,837

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	28,536	1,293,822
Apache Corp.	17,848	855,455
Cabot Oil & Gas Corp.	23,400	586,872
Chesapeake Energy Corp.*(a)	34,700	172,459
Chevron Corp.	96,992	10,119,175
Cimarex Energy Co.	4,900	460,649
Concho Resources, Inc.*	7,600	923,628
ConocoPhillips	63,557	2,793,966
Devon Energy Corp.	25,900	828,023
EOG Resources, Inc.	29,600	2,679,392
EQT Corp.	8,700	509,733
Exxon Mobil Corp.	216,952	17,514,535
Hess Corp.	13,534	593,737
Kinder Morgan, Inc.	98,080	1,879,213
Marathon Oil Corp.	41,978	497,439

Marathon Petroleum Corp.	26,678	1,396,060
Murphy Oil Corp.	6,900	176,847
Newfield Exploration Co.*	9,500	270,370
Noble Energy, Inc.	23,200	656,560
Occidental Petroleum Corp.	38,876	2,327,506
ONEOK, Inc.	10,900	568,544
Phillips 66	22,328	1,846,302
Pioneer Natural Resources Co.	8,800	1,404,304
Range Resources Corp.	7,800	180,726
Tesoro Corp.	7,500	702,000
Valero Energy Corp.	22,900	1,544,834
Williams Cos., Inc. (The)	41,192	1,247,294

		54,029,445

Personal Products — 0.1%
Coty, Inc. (Class A Stock)	23,000	431,480
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,600	1,113,368

		1,544,848

Pharmaceuticals — 4.9%
Allergan PLC	17,395	4,228,550
Bristol-Myers Squibb Co.	84,179	4,690,454
Eli Lilly & Co.	49,597	4,081,833
Johnson & Johnson	137,969	18,251,919
Mallinckrodt PLC*	5,300	237,493
Merck & Co., Inc.	140,033	8,974,715
Mylan NV*	22,800	885,096
Perrigo Co. PLC	7,400	558,848
Pfizer, Inc.	306,523	10,296,108
Zoetis, Inc.	25,000	1,559,500

		53,764,516

Professional Services — 0.3%
Equifax, Inc.	6,230	856,127
IHS Markit Ltd.*	14,700	647,388
Nielsen Holdings PLC	17,000	657,220
Robert Half International, Inc.	6,000	287,580
Verisk Analytics, Inc.*	8,000	674,960

		3,123,275

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,100	549,640

Road & Rail — 0.9%
CSX Corp.	47,118	2,570,758
J.B. Hunt Transport Services, Inc.	4,400	402,072
Kansas City Southern	5,600	586,040
Norfolk Southern Corp.	15,011	1,826,839
Union Pacific Corp.	41,316	4,499,725

		9,885,434

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*(a)	34,500	430,560
Analog Devices, Inc.	18,747	1,458,517
Applied Materials, Inc.	54,988	2,271,554
Broadcom Ltd.	20,629	4,807,588
Intel Corp.	241,088	8,134,309
KLA-Tencor Corp.	8,220	752,212
Lam Research Corp.	8,262	1,168,495
Microchip Technology, Inc.(a)	11,100	856,698

Micron Technology, Inc.*	53,016	1,583,058
NVIDIA Corp.	30,500	4,409,080
Qorvo, Inc.*	6,671	422,408
QUALCOMM, Inc.	75,400	4,163,588
Skyworks Solutions, Inc.	9,500	911,525
Texas Instruments, Inc.	50,952	3,919,737
Xilinx, Inc.	12,900	829,728

		36,119,057

Software — 4.7%
Activision Blizzard, Inc.	35,200	2,026,464
Adobe Systems, Inc.*	25,540	3,612,378
ANSYS, Inc.*	3,900	474,552
Autodesk, Inc.*	10,020	1,010,216
CA, Inc.	15,858	546,625
Citrix Systems, Inc.*	7,700	612,766
Electronic Arts, Inc.*	16,100	1,702,092
Intuit, Inc.	12,600	1,673,406
Microsoft Corp.	395,812	27,283,321
Oracle Corp.	154,640	7,753,650
Red Hat, Inc.*	9,200	880,900
salesforce.com, Inc.*	34,300	2,970,380
Symantec Corp.	30,417	859,280
Synopsys, Inc.*	7,700	561,561

		51,967,591

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	3,750	437,212
AutoNation, Inc.*	3,323	140,098
AutoZone, Inc.*	1,530	872,804
Bed Bath & Beyond, Inc.	6,200	188,480
Best Buy Co., Inc.	13,500	773,955
CarMax, Inc.*(a)	9,500	599,070
Foot Locker, Inc.	6,600	325,248
Gap, Inc. (The)	9,513	209,191
Home Depot, Inc. (The)	61,284	9,400,965
L Brands, Inc.	11,922	642,476
Lowe’s Cos., Inc.	44,096	3,418,763
O’Reilly Automotive, Inc.*	4,600	1,006,204
Ross Stores, Inc.	19,800	1,143,054
Signet Jewelers Ltd.	3,600	227,664
Staples, Inc.	32,925	331,555
Tiffany & Co.	5,700	535,059
TJX Cos., Inc. (The)	32,964	2,379,012
Tractor Supply Co.	6,300	341,523
Ulta Beauty, Inc.*	3,120	896,501

		23,868,834

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	267,188	38,480,416
Hewlett Packard Enterprise Co.	84,902	1,408,524
HP, Inc.	85,402	1,492,827
NetApp, Inc.	13,000	520,650
Seagate Technology PLC	14,600	565,750
Western Digital Corp.	15,125	1,340,075
Xerox Corp.	10,825	311,002

		44,119,244

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	14,300	676,962

Hanesbrands, Inc.(a)	18,500	428,460
Michael Kors Holdings Ltd.*	7,200	261,000
NIKE, Inc. (Class B Stock)	67,404	3,976,836
PVH Corp.	4,000	458,000
Ralph Lauren Corp.	3,000	221,400
Under Armour, Inc. (Class A Stock)*(a)	8,100	176,256
Under Armour, Inc. (Class C Stock)*(a)	7,567	152,551
VF Corp.	16,636	958,233

		7,309,698

Tobacco — 1.8%
Altria Group, Inc.	99,179	7,385,860
Philip Morris International, Inc.	79,579	9,346,554
Reynolds American, Inc.	42,132	2,740,265

		19,472,679

Trading Companies & Distributors — 0.2%
Fastenal Co.	14,100	613,773
United Rentals, Inc.*	4,500	507,195
W.W. Grainger, Inc.	2,954	533,286

		1,654,254

Water Utilities — 0.1%
American Water Works Co., Inc.	9,400	732,730

TOTAL COMMON STOCKS (cost $328,505,906)		1,062,585,361

EXCHANGE TRADED FUND — 0.2%
iShares Core S&P 500 ETF (cost $1,526,631)	7,500	1,825,575

TOTAL LONG-TERM INVESTMENTS (cost $329,801,859)		1,064,410,936

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MUTUAL FUND — 2.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	22,676,795	22,676,795
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,033,485; includes $5,028,266 of cash collateral for securities on loan)(b)(w)	5,033,433	5,033,936

TOTAL AFFILIATED MUTUAL FUND (cost $27,710,280)		27,710,731

	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bill, 0.994%, 09/21/17 (cost $1,297,116)	1,300	1,297,188

TOTAL SHORT-TERM INVESTMENTS (cost $29,007,396)		29,007,919

TOTAL INVESTMENTS — 99.8% (cost $358,809,255)(x)	1,093,418,855
Other assets in excess of liabilities(z) — 0.2%	2,730,155

NET ASSETS — 100.0%	$1,096,149,010

The following abbreviations are used in quarterly schedule of portfolio holdings.

ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,916,959; cash collateral of $5,028,266 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(ee)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate quoted represents yield to maturity as of purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$366,874,423

Appreciation	735,239,966
Depreciation	(8,695,534)

Net Unrealized Appreciation	$726,544,432

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
74	S&P 500 E-Mini Index	Sep. 2017	$8,978,068	$8,957,330	$(20,738)
38	S&P 500 Index	Sep. 2017	23,093,794	22,998,550	(95,244)

					$(115,982)

A security with a market value of $1,297,188 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,967,813	$—	$—
Air Freight & Logistics	7,622,520	—	—
Airlines	6,813,843	—	—
Auto Components	2,061,667	—	—
Automobiles	5,156,935	—	—
Banks	69,031,346	—	—
Beverages	22,120,419	—	—
Biotechnology	31,480,287	—	—
Building Products	3,573,430	—	—
Capital Markets	31,148,657	—	—
Chemicals	22,474,113	—	—
Commercial Services & Supplies	3,187,971	—	—
Communications Equipment	10,388,003	—	—
Construction & Engineering	867,885	—	—
Construction Materials	1,595,938	—	—
Consumer Finance	7,897,825	—	—
Containers & Packaging	3,510,036	—	—
Distributors	1,218,294	—	—
Diversified Consumer Services	312,809	—	—
Diversified Financial Services	16,895,645	—	—
Diversified Telecommunication Services	22,710,500	—	—
Electric Utilities	21,076,199	—	—
Electrical Equipment	6,035,798	—	—
Electronic Equipment, Instruments & Components	4,192,404	—	—
Energy Equipment & Services	9,347,638	—	—
Equity Real Estate Investment Trusts (REITs)	30,523,544	—	—
Food & Staples Retailing	19,967,887	—	—
Food Products	14,422,651	—	—
Health Care Equipment & Supplies	30,589,425	—	—
Health Care Providers & Services	30,250,057	—	—
Health Care Technology	1,010,344	—	—
Hotels, Restaurants & Leisure	18,743,986	—	—
Household Durables	5,003,863	—	—
Household Products	18,659,145	—	—
Independent Power & Renewable Electricity Producers	602,599	—	—
Industrial Conglomerates	24,829,215	—	—
Insurance	29,440,642	—	—
Internet & Direct Marketing Retail	28,996,643	—	—
Internet Software & Services	49,133,507	—	—
IT Services	40,816,575	—	—
Leisure Products	1,030,221	—	—
Life Sciences Tools & Services	7,821,973	—	—
Machinery	16,832,145	—	—
Media	32,322,965	—	—
Metals & Mining	2,610,207	—	—
Multiline Retail	4,152,710	—	—
Multi-Utilities	10,995,837	—	—
Oil, Gas & Consumable Fuels	54,029,445	—	—
Personal Products	1,544,848	—	—
Pharmaceuticals	53,764,516	—	—
Professional Services	3,123,275	—	—
Real Estate Management & Development	549,640	—	—
Road & Rail	9,885,434	—	—
Semiconductors & Semiconductor Equipment	36,119,057	—	—
Software	51,967,591	—	—
Specialty Retail	23,868,834	—	—
Technology Hardware, Storage & Peripherals	44,119,244	—	—
Textiles, Apparel & Luxury Goods	7,309,698	—	—
Tobacco	19,472,679	—	—
Trading Companies & Distributors	1,654,254	—	—
Water Utilities	732,730	—	—

Exchange Traded Funds	1,825,575	—	—
Affiliated Mutual Fund	27,710,731	—	—
U.S. Treasury Obligation	—	1,297,188	—
Other Financial Instruments*
Futures Contracts	(115,982)	—	—

Total	$1,092,005,685	$1,297,188	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 16, 2017

By (Signature and Title) *	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 16, 2017

*	Print the name and title of each signing officer under his or her signature.